Net income (loss) per share - Computation of basic and diluted net loss per share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares
Numerator:
Net income (loss) attributable to KE Holdings Inc.	¥ 2,777,592	$ 425,685	¥ (2,183,546)	¥ (467,824)
Accretion on convertible redeemable preferred shares to redemption value	(1,755,228)	(269,000)	(1,866,528)	(1,237,109)
Income allocation to participating preferred shares	(301,898)	(46,268)	0	0
Net income (loss) attributable to KE Holdings Inc.'s ordinary shareholders	¥ 720,466	$ 110,417	¥ (4,050,074)	¥ (2,386,005)
Denominator:
Denominator for basic net income (loss) per share-weighted average ordinary shares outstanding | shares	2,226,264,859	2,226,264,859	1,378,235,522	1,362,565,880
Dilutive effect of the obligation to issue ordinary shares in relation to the acquisition of Zhonghuan | shares	6,375,753	6,375,753	0	0
Adjustments for dilutive share options | shares	34,690,279	34,690,279	0	0
Denominator for diluted net income (loss) per share-weighted average ordinary shares outstanding | shares	2,267,330,891	2,267,330,891	1,378,235,522	1,362,565,880
Net income (loss) per share attributable to ordinary shareholders:
-Basic | (per share)	¥ 0.32	$ 0.05	¥ (2.94)	¥ (1.75)
-Diluted | (per share)	¥ 0.32	$ 0.05	¥ (2.94)	¥ (1.75)
Series B Convertible Redeemable Preferred Shares
Numerator:
Accretion on convertible redeemable preferred shares to redemption value	¥ (242,270)		¥ (366,440)	¥ (521,255)
Deemed dividends to preferred shareholders	0		0	(562,138)
Series C Convertible Redeemable Preferred Shares
Numerator:
Accretion on convertible redeemable preferred shares to redemption value	(554,415)		(829,746)	(711,853)
Deemed dividends to preferred shareholders	0		0	(118,934)
Series D Convertible Redeemable Preferred Shares
Numerator:
Accretion on convertible redeemable preferred shares to redemption value	(519,201)		(587,753)	(4,001)
Series D+ Convertible Redeemable Preferred Shares
Numerator:
Accretion on convertible redeemable preferred shares to redemption value	¥ (439,342)		¥ (82,589)	¥ 0